UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	April 30, 2009

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of April 30, 2009 are attached hereto.

Item 2.    Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: June 29, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: June 29, 2009

   /s/ James H. Andrews
By:  James H. Andrews, Treasurer

Date: June 29, 2009

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SCHEDULES OF INVESTMENTS AS OF APRIL 30, 2009

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

Quantity			Market Value
		GOLD ASSETS — 19.26% of Total Net Assets
254,929 Troy Oz.		Gold bullion (a)	$227,065,414
460,000 Coins		One-ounce gold coins (a)	423,319,600
100,000 Shares		SPDR Gold Trust (a)(b)	8,727,000

		Total Gold Assets (identified cost $552,205,434)	$659,112,014

		SILVER ASSETS — 4.77% of Total Net Assets
12,580,129 Troy Oz.		Silver bullion (a)	$154,798,485
379 Bags		Silver coins (a)	3,633,692
400,000 Shares		iShares Silver Trust (a)(b)	4,880,000

		Total Silver Assets (identified cost $179,610,797)	$163,312,177

Principal Amount
		SWISS FRANC ASSETS — 10.16% of Total Net Assets
CHF	2,647,142	Swiss francs in interest-bearing bank accounts	$2,321,239

CHF	45,000,000	3.500% Swiss Confederation Bonds, 08-07-10	$41,042,178
CHF	45,000,000	4.000% Swiss Confederation Bonds, 06-10-11	42,328,569
CHF	45,000,000	2.750% Swiss Confederation Bonds, 06-10-12	41,866,889
CHF	45,000,000	4.000% Swiss Confederation Bonds, 02-11-13	43,749,123
CHF	45,000,000	4.250% Swiss Confederation Bonds, 01-06-14	44,786,917
CHF	45,000,000	3.750% Swiss Confederation Bonds, 06-10-15	44,273,939
CHF	45,000,000	2.500% Swiss Confederation Bonds, 03-12-16	41,239,477
CHF	45,000,000	4.250% Swiss Confederation Bonds, 06-05-17	46,049,632
		Total Swiss Confederation bonds	$345,336,724

		Total Swiss Franc Assets (identified cost $342,119,763)	$347,657,963

Number of Shares
		STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND
		NATURAL RESOURCE COMPANIES — 16.60% of Total Net Assets

		NATURAL RESOURCES — 9.24% of Total Net Assets
	500,000	BHP Billiton, Ltd. (c)	$24,070,000
	500,000	BP, p.l.c. (c)	21,230,000
	1,200,000	Cameco Corporation	27,348,000
	350,000	Chevron Corporation	23,135,000
	1,400,000	Companhia Vale do Rio Doce (c)	23,114,000
	550,000	ConocoPhillips	22,550,000
	450,000	Devon Energy Corporation	23,332,500
	1,000,000	Forest Oil Corporation (a)	16,000,000
	700,000	Freeport-McMoRan Copper & Gold, Inc.	29,855,000
	1,500,000	Mariner Energy, Inc. (a)	17,070,000
	900,000	Patriot Coal Corporation (a)	5,670,000
	900,000	Peabody Energy Corporation	23,751,000
	800,000	Plains Exploration & Production Company (a)	15,096,000
	650,000	Weyerhaeuser Company	22,919,000
	600,000	XTO Energy, Inc.	20,796,000
			$315,936,500

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 7.36% of Total Net Assets
200,000	AMB Property Corporation	$3,818,000
400,000	AvalonBay Communities, Inc.	22,724,000
500,000	Boston Properties, Inc.	24,710,000
700,000	BRE Properties, Inc. Class A	17,199,000
300,000	Corporate Office Properties Trust	9,168,000
300,000	Digital Realty Trust, Inc.	10,803,000
1,700,000	Duke Realty Corporation	16,609,000
1,200,000	Equity One, Inc.	17,856,000
450,000	Federal Realty Investment Trust	24,840,000
1,300,000	Kimco Realty Corporation	15,626,000
900,000	Pennsylvania Real Estate Investment Trust	6,975,000
1,750,000	Prologis	15,942,500
200,000	Texas Pacific Land Trust	5,400,000
1,800,000	UDR, Inc.	18,126,000
100,000	Urstadt Biddle Properties, Inc.	1,447,000
100,000	Urstadt Biddle Properties, Inc. Class A	1,536,000
450,000	Vornado Realty Trust	22,000,500
800,000	Washington Real Estate Investment Trust	17,064,000
		$251,844,000
	Total Stocks of United States and Foreign Real Estate and
	Natural Resource Companies (identified cost $753,067,298)	$567,780,500

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 17.24% of Total Net Assets

	CHEMICALS — .96% of Total Net Assets
250,000	Air Products & Chemicals, Inc.	$16,475,000
3,000,000	Chemtura Corporation	223,500
400,000	Mosaic Company	16,180,000
		$32,878,500
	COMPUTER SOFTWARE — .92% of Total Net Assets
800,000	Autodesk, Inc. (a)	$15,952,000
900,000	Symantec Corporation (a)	15,525,000
		$31,477,000
	CONSTRUCTION — .90% of Total Net Assets
400,000	Fluor Corporation	$15,148,000
750,000	Ryland Group, Inc.	15,532,500
		$30,680,500
	DATA PROCESSING — .85% of Total Net Assets
700,000	Agilent Technologies, Inc. (a)	$12,782,000
450,000	Hewlett-Packard Company	16,191,000
		$28,973,000
	ELECTRICAL & ELECTRONICS — .83% of Total Net Assets
900,000	Intel Corporation	$14,202,000
1,000,000	National Semiconductor Corporation	12,370,000
3,200,000	Sanmina SCI Corporation (a)	1,792,000
		$28,364,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

Number of Shares		Market Value
	ENTERTAINMENT & LEISURE — 1.03% of Total Net Assets
775,000	CBS Corporation Class A	$5,549,000
650,000	Disney (Walt) Company	14,235,000
744,000	Viacom, Inc. Class A (a)	15,363,600
		$35,147,600
	FINANCIAL SERVICES — 2.34% of Total Net Assets
500,000	Bank of New York Mellon Corporation	$12,740,000
1,600,000	Janus Capital Group, Inc.	16,048,000
750,000	Morgan Stanley	17,730,000
900,000	Schwab (Charles) Corporation	16,632,000
500,000	State Street Corporation	17,065,000
		$80,215,000
	MANUFACTURING — 2.05% of Total Net Assets
800,000	Harley-Davidson, Inc.	$17,728,000
450,000	Illinois Tool Works, Inc.	14,760,000
1,000,000	Mattel, Inc.	14,960,000
172,000	NACCO Industries, Inc. Class A	6,579,000
8,000	NACCO Industries, Inc. Class B	306,000
350,000	Parker-Hannifin Corporation	15,872,500
		$70,205,500
	OIL & GAS — .61% of Total Net Assets
1,000,000	Frontier Oil Corporation	$12,710,000
3,000,000	Parker Drilling Company (a)	8,280,000
		$20,990,000
	PHARMACEUTICALS — 1.91% of Total Net Assets
325,000	Amgen, Inc. (a)	$15,752,750
400,000	Celgene Corporation (a)	17,088,000
350,000	Genzyme Corporation (a)	18,665,500
300,000	Gilead Sciences, Inc. (a)	13,740,000
		$65,246,250
	RETAIL — 1.10% of Total Net Assets
400,000	Costco Wholesale Corporation	$19,440,000
1,300,000	Williams-Sonoma, Inc.	18,200,000
		$37,640,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

Number of Shares		Market Value
	TELECOMMUNICATIONS — 1.06% of Total Net Assets
900,000	Juniper Networks, Inc. (a)	$19,485,000
400,000	Qualcomm, Inc.	16,928,000
		$36,413,000
	TRANSPORTATION — 1.19% of Total Net Assets
600,000	Alexander & Baldwin, Inc.	$15,984,000
250,000	FedEx Corporation	13,990,000
700,000	Kansas City Southern (a)	10,675,000
		$40,649,000
	MISCELLANEOUS — 1.49% of Total Net Assets
200,000	Lockheed Martin Corporation	$15,706,000
400,000	Nucor Corporation	16,276,000
1,600,000	Temple-Inland, Inc.	19,104,000
		$51,086,000

	Total Aggressive Growth Stock Investments (identified cost $724,322,557)	$589,965,350

Principal Amount

	DOLLAR ASSETS — 29.10% of Total Net Assets

	CORPORATE BONDS — .97% of Total Net Assets
$750,000	4.375% American Express Centurion Bank, 07-30-09	$754,232
500,000	3.875% American General Finance Corporation, 10-01-09	416,875
3,500,000	1.000% American Home Products Corporation, 03-15-11	3,758,739
500,000	4.000% Amgen, Inc., 11-18-09	508,650
900,000	8.500% Arden Realty Limited Partnership, 11-15-10	948,579
500,000	7.150% Avon Products, Inc., 11-15-09	510,914
750,000	4.125% Berkshire Hathaway Financial Corporation, 01-15-10	766,088
750,000	5.400% Boeing Capital Corporation, 11-30-09	766,313
2,350,000	6.750% Campbell Soup Company, 02-15-11	2,545,562
2,750,000	5.250% Cisco Systems, Inc., 02-22-11	2,923,940
1,500,000	6.800% Disney (Walt) Company, 06-28-10	1,574,693
750,000	6.875% Du Pont (E.I.) de Nemours & Company, 10-15-09	770,459
2,500,000	5.500% Halliburton Company, 10-15-10	2,620,485
1,000,000	7.500% Honeywell International, Inc., 03-01-10	1,053,282
1,000,000	8.250% Lowe’s Companies, Inc., 06-01-10	1,059,155
500,000	5.750% National Rural Utilities Cooperative Finance Corporation, 08-28-09	505,813
500,000	8.000% NSTAR, 02-15-10	521,773
1,500,000	5.000% Oracle Corporation-Ozark Holdings, Inc., 01-15-11	1,580,818
1,500,000	8.750% Phillips Petroleum Company, 05-25-10	1,620,626
465,000	8.500% Procter & Gamble Company, 08-10-09	474,539
750,000	4.125% SBC Communications, Inc., 09-15-09	758,116
750,000	5.000% Stanley Works, 03-15-10	756,588
750,000	5.375% Target Corporation, 06-15-09	754,433
1,750,000	4.375% United Technologies Corporation, 05-01-10	1,808,403
2,500,000	7.250% Verizon Global Funding Corporation, 12-01-10	2,668,289
750,000	4.000% Wal-Mart Stores, Inc., 01-15-10	767,096
		$33,194,460

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 26.86% of Total Net Assets
$80,000,000	United States Treasury bond strips (Principal only) 3.351%, 05-15-18 (d)	$59,237,501
80,000,000	United States Treasury bond strips (Principal only) 3.913%, 02-15-20 (d)	52,650,001
80,000,000	United States Treasury bonds 7.250%, 05-15-16	102,612,499
80,000,000	United States Treasury bonds 9.000%, 11-15-18	117,362,497
80,000,000	United States Treasury bonds 6.250%, 08-15-23	100,049,997
80,000,000	United States Treasury bonds 5.250%, 11-15-28	92,274,998
80,000,000	United States Treasury bonds 4.500%, 02-15-36	85,387,494
25,000,000	United States Treasury notes 3.625%, 10-31-09	25,408,203
25,000,000	United States Treasury notes 3.125%, 11-30-09	25,404,297
25,000,000	United States Treasury notes 3.250%, 12-31-09	25,478,516
25,000,000	United States Treasury notes 2.000%, 02-28-10	25,318,359
25,000,000	United States Treasury notes 1.750%, 03-31-10	25,291,016
25,000,000	United States Treasury notes 2.125%, 04-30-10	25,410,156
25,000,000	United States Treasury notes 2.625%, 05-31-10	25,562,500
25,000,000	United States Treasury notes 2.875%, 06-30-10	25,675,781
25,000,000	United States Treasury notes 4.125%, 08-15-10	26,132,812
25,000,000	United States Treasury notes 4.250%, 10-15-10	26,304,687
25,000,000	United States Treasury notes 2.500%, 03-31-13	25,800,782
25,000,000	United States Treasury notes 4.250%, 11-15-13	27,597,656
		$918,959,752

	REPURCHASE AGREEMENT — 1.27% of Total Net Assets
43,545,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 04-30-09, .010%, maturing 05-01-09, maturity value $43,545,012
	(identified cost $43,545,000) (e)	$43,545,000
		$43,545,000

	Total Dollar Assets (identified cost $957,397,875)	$995,699,212
	Total Portfolio — 97.13% of total net assets (identified cost $3,508,723,724) (f)	$3,323,527,216
	Other assets, less liabilities (2.87% of total net assets)	98,082,123
	Net assets applicable to outstanding shares	$3,421,609,339

	Notes:
	(a) Non-income producing.
	(b) Exchange-Traded Fund (ETF).
	(c) Sponsored American Depositary Receipt (ADR).
	(d) Interest rate represents yield to maturity.
	(e) Fully collateralized by United States Treasury securities based on
	market price plus accrued interest as of April 30, 2009.
	(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to schedules of investments.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 89.87% of Total Net Assets
$15,000,000	United States Treasury notes 4.875%, 05-31-09	$15,059,180
15,000,000	United States Treasury notes 4.875%, 06-30-09	15,117,774
15,000,000	United States Treasury notes 4.625%, 07-31-09	15,166,992
15,000,000	United States Treasury notes 4.000%, 08-31-09	15,188,086
15,000,000	United States Treasury notes 4.000%, 09-30-09	15,232,617
2,000,000	United States Treasury notes 3.625%, 10-31-09	2,032,656

	Total United States Treasury Securities (identified cost $77,771,462)	$77,797,305

	REPURCHASE AGREEMENT — 8.84% of Total Net Assets
7,655,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 04-30-09, .010%, maturing 05-01-09, maturity value $7,655,002
	(identified cost $7,655,000) (a)	$7,655,000
		$7,655,000
	Total Portfolio — 98.71% of total net assets (identified cost $85,426,462) (b)	$85,452,305
	Other assets, less liabilities (1.29% of total net assets)	1,119,513
	Net assets applicable to outstanding shares	$86,571,818

	Notes:
	(a) Fully collateralized by United States Treasury securities based on
	market price plus accrued interest as of April 30, 2009.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to schedules of investments.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 86.79% of Total Net Assets

	CHEMICALS — 6.16% of Total Net Assets
$500,000	6.875% Du Pont (E.I.) de Nemours & Company, 10-15-09	$513,639
544,000	7.500% Honeywell International, Inc., 03-01-10	572,985
		$1,086,624
	COSMETICS & TOILETRIES — 2.90% of Total Net Assets
500,000	7.150% Avon Products, Inc., 11-15-09	$510,914
		$510,914
	COMPUTERS & DATA PROCESSING — 7.73% of Total Net Assets
786,000	5.250% Cisco Systems, Inc., 02-22-11	$835,715
500,000	5.000% Oracle Corporation-Ozark Holdings, Inc., 01-15-11	526,939
		$1,362,654
	ELECTRIC UTILITIES — 2.96% of Total Net Assets
500,000	8.000% NSTAR, 02-15-10	$521,773
		$521,773
	ENTERTAINMENT & LEISURE — 2.98% of Total Net Assets
500,000	6.800% Disney (Walt) Company, 06-28-10	$524,898
		$524,898
	FINANCIAL SERVICES — 14.69% of Total Net Assets
750,000	4.375% American Express Centurion Bank, 07-30-09	$754,232
520,000	3.875% American General Finance Corporation, 10-01-09	433,550
500,000	5.400% Boeing Capital Corporation, 11-30-09	510,875
375,000	7.375% Heller Financial, Inc., 11-01-09	385,178
500,000	5.750% National Rural Utilities Cooperative Finance Corporation, 08-28-09	505,813
		$2,589,648
	FOOD PRODUCTS & PROCESSING— 3.69% of Total Net Assets
600,000	6.750% Campbell Soup Company, 02-15-11	$649,931
		$649,931
	HOUSEHOLD PRODUCTS — 2.89% of Total Net Assets
500,000	8.500% Procter & Gamble Company, 08-10-09	$510,257
		$510,257
	INSURANCE — 2.90% of Total Net Assets
500,000	4.125% Berkshire Hathaway Financial Corporation, 01-15-10	$510,725
		$510,725

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

Principal Amount		Market Value

	MANUFACTURING — 5.79% of Total Net Assets
$500,000	5.000% Stanley Works, 03-15-10	$504,392
500,000	4.375% United Technologies Corporation, 05-01-10	516,687
		$1,021,079
	OIL & GAS — 9.10% of Total Net Assets
500,000	5.500% Halliburton Company, 10-15-10	$524,097
1,000,000	8.750% Phillips Petroleum Company, 05-25-10	1,080,417
		$1,604,514
	PHARMACEUTICALS — 8.98% of Total Net Assets
1,000,000	1.000% American Home Products Corporation, 03-15-11	$1,073,925
500,000	4.000% Amgen, Inc., 11-18-09	508,650
		$1,582,575
	REAL ESTATE INVESTMENT TRUSTS — 3.59% of Total Net Assets
600,000	8.500% Arden Realty Limited Partnership, 11-15-10	$632,386
		$632,386
	RETAIL — 5.75% of Total Net Assets
500,000	5.375% Target Corporation, 06-15-09	$502,955
500,000	4.000% Wal-Mart Stores, Inc., 01-15-10	511,397
		$1,014,352
	TELECOMMUNICATIONS — 6.68% of Total Net Assets
500,000	4.125% SBC Communications, Inc., 09-15-09	$505,411
630,000	7.250% Verizon Global Funding Corporation, 12-01-10	672,409
		$1,177,820

	Total Corporate Bonds (identified cost $15,231,322)	$15,300,150

	UNITED STATES TREASURY SECURITIES — 5.68% of Total Net Assets
1,000,000	United States Treasury notes .875%, 03-31-11	$1,000,625

	Total United States Treasury Securities (identified cost $1,000,625)	$1,000,625

	REPURCHASE AGREEMENT — 8.31% of Total Net Assets
1,465,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 04-30-09, .010%, maturing 05-01-09, maturity value $1,465,000
	(identified cost $1,465,000) (a)	$1,465,000
		$1,465,000
	Total Portfolio — 100.78% of total net assets (identified cost $17,696,947) (b)	$17,765,775
	Liabilities, less other assets (.78% of total net assets)	(137,741)
	Net assets applicable to outstanding shares	$17,628,034

	Notes:
	(a) Fully collateralized by United States Treasury securities based on
	market price plus accrued interest as of April 30, 2009.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to schedules of investments.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS — 98.01% of Total Net Assets

	CHEMICALS — 6.02% of Total Net Assets
8,000	Air Products & Chemicals, Inc.	$527,200
50,000	Chemtura Corporation	3,725
10,000	Mosaic Company	404,500
		$935,425
	COMPUTER SOFTWARE — 7.01% of Total Net Assets
20,000	Autodesk, Inc. (a)	$398,800
40,000	Symantec Corporation (a)	690,000
		$1,088,800
	CONSTRUCTION — 3.88% of Total Net Assets
5,000	Fluor Corporation	$189,350
20,000	Ryland Group, Inc.	414,200
		$603,550
	DATA PROCESSING — 6.98% of Total Net Assets
20,000	Agilent Technologies, Inc. (a)	$365,200
20,000	Hewlett-Packard Company	719,600
		$1,084,800
	ELECTRICAL & ELECTRONICS — 6.27% of Total Net Assets
40,000	Intel Corporation	$631,200
25,000	National Semiconductor Corporation	309,250
60,000	Sanmina SCI Corporation (a)	33,600
		$974,050
	ENTERTAINMENT & LEISURE — 4.81% of Total Net Assets
20,000	Disney (Walt) Company	$438,000
15,000	Viacom, Inc. Class A (a)	309,750
		$747,750
	FINANCIAL SERVICES — 13.26% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$509,600
30,000	Janus Capital Group, Inc.	300,900
15,000	Morgan Stanley	354,600
30,000	Schwab (Charles) Corporation	554,400
10,000	State Street Corporation	341,300
		$2,060,800

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

Number of Shares		Market Value
	MANUFACTURING — 10.63% of Total Net Assets
15,000	Harley-Davidson, Inc.	$332,400
15,000	Illinois Tool Works, Inc.	492,000
25,000	Mattel, Inc.	374,000
10,000	Parker-Hannifin Corporation	453,500
		$1,651,900
	OIL & GAS — 3.70% of Total Net Assets
30,000	Frontier Oil Corporation	$381,300
70,000	Parker Drilling Company (a)	193,200
		$574,500
	PHARMACEUTICALS — 12.53% of Total Net Assets
12,000	Amgen, Inc. (a)	$581,640
10,000	Celgene Corporation (a)	427,200
9,000	Genzyme Corporation (a)	479,970
10,000	Gilead Sciences, Inc. (a)	458,000
		$1,946,810
	RETAIL — 4.48% of Total Net Assets
10,000	Costco Wholesale Corporation	$486,000
15,000	Williams-Sonoma, Inc.	210,000
		$696,000
	TELECOMMUNICATIONS — 5.48% of Total Net Assets
10,000	Juniper Networks, Inc. (a)	$216,500
15,000	Qualcomm, Inc.	634,800
		$851,300
	TRANSPORTATION — 6.27% of Total Net Assets
7,000	Alexander & Baldwin, Inc.	$186,480
10,000	FedEx Corporation	559,600
15,000	Kansas City Southern (a)	228,750
		$974,830
	MISCELLANEOUS — 6.69% of Total Net Assets
7,000	Lockheed Martin Corporation	$549,710
10,000	Nucor Corporation	406,900
7,000	Temple-Inland, Inc.	83,580
		$1,040,190
	Total Portfolio — 98.01% of total net assets (identified cost $11,585,165) (b)	$15,230,705
	Other assets, less liabilities (1.99% of total net assets)	309,944
	Net assets applicable to outstanding shares	$15,540,649

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to schedules of investments.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
April 30, 2009
(Unaudited)

      Effective February 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which governs the application of generally accepted accounting principles that require “fair value” measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the sale of that investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to assumptions market participants would use in pricing an asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value, including a pricing model and/or the risk inherent in inputs to that valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are developed based on the best information available in the circumstances and reflect the reporting entity’s own assumptions regarding the assumptions market participants may or could be expected to use in pricing an asset or liability.

      Various inputs were used in determining the value of the Fund’s investments during the quarter ended April 30, 2009. These inputs are summarized in the following three broad levels:

      Level 1 – Quoted prices in active markets for identical assets

      The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

      Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

      The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar liabilities.

      Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

      The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

      The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
April 30, 2009
(Unaudited)

     The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets:

	Level 1	Level 2	Level 3
	(Quoted Prices in	(Significant	(Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets)	Inputs)	Inputs)	Total

Permanent Portfolio
Gold assets	$659,112,014	$—	$—	$659,112,014
Silver assets	163,312,177	—	—	163,312,177
Swiss franc assets	2,321,239	345,336,724	—	347,657,963
Stocks of United States and foreign real
estate and natural resource companies	567,780,500	—	—	567,780,500
Aggressive growth stock investments	589,965,350	—	—	589,965,350
Dollar assets:
Corporate bonds	—	33,194,460	—	33,194,460
United States Treasury securities	918,959,752	—	—	918,959,752
Repurchase agreements	—	43,545,000	—	43,545,000
Total Portfolio	$2,901,451,032	$422,076,184	$—	$3,323,527,216
	87.30%	12.70%	—%	100.00%

Treasury Bill Portfolio
United States Treasury securities	$77,797,305	$—	$—	$77,797,305
Repurchase agreements	—	7,655,000	—	7,655,000
Total Portfolio	$77,797,305	$7,655,000	$—	$85,452,305
	91.04%	8.96%	—%	100.00%

Versatile Bond Portfolio
Corporate bonds	$—	$15,300,150	$—	$15,300,150
United States Treasury securities	1,000,625	—	—	1,000,625
Repurchase agreements	—	1,465,000	—	1,465,000
Total Portfolio	$1,000,625	$16,765,150	$—	$17,765,775
	5.63%	94.37%	—%	100.00%

Aggressive Growth Portfolio
Aggressive growth stock investments	$15,230,705	$—	$—	$15,230,705
Total Portfolio	$15,230,705	$—	$—	$15,230,705
	100.00%	—%	—%	100.00%

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INVESTMENT ADVISER
Pacific Heights Asset Management, LLC 600 Montgomery Street San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

SHAREHOLDER SERVICES OFFICE	SCHEDULES OF INVESTMENTS APRIL 30, 2009
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	06/09